Phoenix Life Variable Accumulation Account	PHL Variable Accumulation Account
Big Edge	The Big Edge Choice®
The Big Edge Plus®	The Phoenix Edge®-VA
Group Strategic Edge®	Phoenix Spectrum Edge®
The Big Edge Choice® for New York	Phoenix Spectrum Edge®+
The Phoenix Edge® – VA for New York	Retirement Planner’s Edge
Phoenix Spectrum Edge®	Freedom Edge®
Phoenix Spectrum Edge®+	Phoenix Premium Edge®
Retirement Planner’s Edge	Phoenix Income Choice®
Freedom Edge®	Phoenix Investor’s Edge®
Phoenix Income Choice®	Phoenix Asset Manager
Phoenix Investor’s Edge®	Phoenix Dimensions®
Phoenix Asset Manager
Phoenix Dimensions®	PHLVIC Variable Universal Life Account
Phoenix Life Variable Universal Life Account	Phoenix Benefit Choice VUL®
The Phoenix Edge®	Phoenix Joint Edge® VUL
The Phoenix Edge® SPVL	Phoenix Executive VUL®
Flex Edge	Phoenix Express VULSM
Flex Edge Success®	Phoenix Express VULSM (06)
Joint Edge®	The Phoenix Edge® SVUL
Individual Edge®	The Phoenix Edge® VUL
Estate Edge®
Estate Strategies	Phoenix Life and Annuity Variable Universal Life Account
Corporate Edge	Corporate Edge
Executive Benefit VUL	Executive Benefit VUL
Phoenix Executive VUL®
Phoenix Express VULSM
Phoenix Express VULSM (06)
Phoenix Benefit Choice VUL®
Phoenix Joint Edge® VUL
Phoenix Executive VUL® (2008)

Supplement to Prospectuses

This supplement should be read with the currently effective or last effective prospectus, along with any other applicable supplements, for the above listed variable annuity and variable universal life products.

There have been several changes to certain underlying funds, shares of which are available for purchase by the investment options of the Separate Accounts listed above. The advisor and most subadvisors for the surviving series of the Phoenix Edge Series Fund (“Fund”) have changed, several series have merged and the Fund has changed its name to Virtus Variable Insurance Trust. As a result, Virtus Investment Advisers, Inc. is advisor and distributor to eight series (“Virtus Series”) of the Virtus Variable Insurance Trust. In addition, four Fund Series not being advised by Virtus Investment Advisers, Inc. have merged into comparable series of Financial Investors Variable Insurance Trust.

The following changes are effective November 5, 2010:

1.	Virtus Investment Advisers, Inc. (“VIA”) has replaced Phoenix Variable Advisors, Inc. (“PVA”) as the investment advisor of the following series. The trust name and fund names have changed as follows:

Old Name	New Name
The Phoenix Edge Series Fund	Virtus Variable Insurance Trust
Phoenix Capital Growth Series	Virtus Capital Growth Series
Phoenix Growth and Income Series	Virtus Growth & Income Series
Phoenix Multi-Sector Fixed Income Series	Virtus Multi-Sector Fixed Income Series
Phoenix Small-Cap Growth Series	Virtus Small-Cap Growth Series
Phoenix Small-Cap Value Series	Virtus Small-Cap Value Series
Phoenix Strategic Allocation Series	Virtus Strategic Allocation Series
Phoenix-Aberdeen International Series	Virtus International Series
Phoenix-Duff & Phelps Real Estate Securities Series	Virtus Real Estate Securities Series

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2.	These series merged into other Fund series and the surviving series are as follows:

Merging Series	Surviving Virtus Series
Phoenix Comstock Series	Virtus Growth & Income Series
Phoenix Equity 500 Index Series	Virtus Growth & Income Series
Phoenix Mid-Cap Growth Series	Virtus Small-Cap Growth Series
Phoenix Mid-Cap Value Series	Virtus Small-Cap Value Series
Phoenix Multi-Sector Short Term Bond Series	Virtus Multi-Sector Fixed Income Series

3.	In addition, the subadvisors for the eight surviving Virtus Series are as follows:

Series	Former Fund Subadvisor(s)	New Virtus Subadvisor
Virtus Capital Growth Series	Neuberger Berman Management LLC (“Neuberger”)	SCM Advisors, LLC, a VIA affiliate
Virtus Growth & Income Series	VIA	None (VIA will manage as advisor)
Virtus Multi-Sector Fixed Income Series	Goodwin Capital Advisers, Inc. (“Goodwin”)	Goodwin*
Virtus Small-Cap Growth Series	Neuberger	Kayne Anderson Rudnick Investment Management, LLC (“Kayne”), a VIA affiliate
Virtus Small-Cap Value Series	Westwood Management Corp.	Kayne
Virtus Strategic Allocation Series	VIA, Goodwin	Goodwin for fixed income assets only* (VIA will manage equity assets as advisor)
Virtus International Series	Aberdeen Asset Management Inc. (“Aberdeen”)	Aberdeen*
Virtus Real Estate Securities Series	Duff & Phelps Investment Management Co. (“Duff & Phelps”)	Duff & Phelps

The following mergers are effective November 19, 2010:

The Phoenix Edge Series Fund Merging Series	Financial Investors Variable Insurance Trust. Ibbotson Portfolio Series
Phoenix Dynamic Asset Allocation Series-Aggressive Growth	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Growth	Ibbotson Growth ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate Growth	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II
Phoenix Dynamic Asset Allocation Series-Moderate	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II

Accordingly, the disclosure on page 1 of your prospectus and in “Appendix A – Investment Options” is revised to reflect these changes and any references to impacted series throughout your prospectus are revised to reflect the name of the appropriate surviving Virtus series or the appropriate Ibbotson Portfolio Series.

The third sentence of the Total Annual Fund Operating Expenses Table in the “Fee Tables” section of your prospectus which reads “Also, the Phoenix Dynamic Asset Allocation Series are series of a fund of funds” is deleted. In addition, footnote 1 to the table “Total Annual Fund Operating Expenses” in the “Fee Tables” section of your prospectus is deleted and replaced with the following:

[1]

Advisors and/or other service providers to the funds have contractually agreed to reduce the management fees or reimburse certain fees and expenses for certain funds. The Gross Total Annual Fund Operating Expenses shown in the first row of the table do not reflect the effect of any fee reductions or reimbursements. The Net Annual Fund Operating Expenses shown in the second row reflects the effect of fee reductions and waiver arrangements that are contractually in effect at least through April 30, 2011. There can be no assurance that any contractual arrangement will extend beyond its current terms and you should know that these arrangements may exclude certain extraordinary expenses. See each fund’s prospectus for details about the annual operating expenses of that fund and any waiver or reimbursement arrangements that may be in effect.

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In addition, the following disclosure is added as the first row of the Program Availability chart in the section of your prospectus entitled “The Accumulation Period” and the title of the resulting second row is revised to read “Prior to 11/19/10.”

For the following products: Freedom Edge® Phoenix Investor’s Edge® Phoenix Dimensions® and Phoenix Premium Edge®

	Phoenix Retirement Protector	Phoenix Flexible Withdrawal Protector	Phoenix Principal Protector	GMWB 2007 GMWB 5/7 Lifetime GMWB
Beginning 11/19/10	Ibbotson Portfolio: • Ibbotson Income and Growth ETF	Ibbotson Portfolio • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF • Ibbotson Growth ETF Franklin Templeton Perspectives Alliance Balanced Wealth	Ibbotson Portfolio • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF	Ibbotson Portfolio • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF Alliance Balanced Wealth

For the following products: Phoenix Spectrum Edge® and The Phoenix Edge®-VA

GMAB
Beginning 11/19/10	Ibbotson Portfolio Series • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF

For Phoenix Spectrum Edge®+

	Phoenix Flexible Withdrawal Protector	Phoenix Principal Protector	GMWB 2007
Beginning 11/19/10	Ibbotson Portfolio Series • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF	Ibbotson Portfolio Series • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF	Ibbotson Portfolio Series • Ibbotson Income and Growth ETF • Ibbotson Balanced ETF

Finally, any specific reference to the “Phoenix Dynamic Asset Allocation Series” in the “Allocation Programs” or “Additional Programs” section of your prospectus is revised to read “Ibbotson Asset Allocation Series” and the diamond point subsection entitled “Phoenix Dynamic Asset Allocation Series” which appears in the “Allocation Programs” or “Additional Programs” section of your prospectus is deleted and replaced with the following new subsection (not applicable to Phoenix Joint Edge® VUL, Phoenix Executive VUL® (2008), Corporate Edge, Executive Benefit VUL and Phoenix Executive VUL®):

❖	Ibbotson Asset Allocation Series

The Ibbotson Asset Allocation Series (“the Series”) are risk-based portfolios (“Portfolios”) that invest in ETFS, which are typically structured as open-end investment companies or unit investment trusts. The Series were designed on established principles of asset allocation and are intended to provide various levels of potential return for a targeted level of risk. The Series’ asset allocation policy is dynamically managed to consider changes in the economy or markets. The Portfolios in the Series are continuously managed to the asset allocation policy. The Portfolio options approved for use are:

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio – Class II

•	Ibbotson Balanced ETF Asset Allocation Portfolio – Class II

•	Ibbotson Growth ETF Asset Allocation Portfolio – Class II

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio – Class II

If you should elect any of the Portfolios listed above, transfers made under these programs will not be counted toward the 12 transfers per year after which we may impose a transfer fee.

November 23, 2010	Keep this supplement for future reference.

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